Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	December 31, 2017
	Weighted	Gross		Cumulative
	Average Life	Carrying	Cumulative	Impairment	Intangible
(In thousands)	Remaining	Value	Amortization	Losses	Assets, Net
Amortizing intangibles:
Customer relationships	5.2 years	$9,400	$(3,470)	$—	$5,930
Favorable lease rates	38.0 years	11,730	(3,075)	—	8,655
Development agreement	—	21,373	—	—	21,373
		42,503	(6,545)	—	35,958

Indefinite lived intangible assets:
Trademarks	Indefinite	151,887	—	(4,300)	147,587
Gaming license rights	Indefinite	873,335	(33,960)	(179,974)	659,401
		1,025,222	(33,960)	(184,274)	806,988
Balance, December 31, 2017		$1,067,725	$(40,505)	$(184,274)	$842,946

	December 31, 2016
	Weighted	Gross		Cumulative
	Average Life	Carrying	Cumulative	Impairment	Intangible
(In thousands)	Remaining	Value	Amortization	Losses	Assets, Net
Amortizing intangibles:
Customer relationships	1.1 years	$144,780	$(125,318)	$—	$19,462
Favorable lease rates	31.4 years	45,370	(13,039)	—	32,331
Development agreement	—	21,373	—	—	21,373
		211,523	(138,357)	—	73,166

Indefinite lived intangible assets:
Trademarks	Indefinite	153,687	—	(4,300)	149,387
Gaming license rights	Indefinite	873,335	(33,960)	(179,974)	659,401
		1,027,022	(33,960)	(184,274)	808,788
Balance, December 31, 2016		$1,238,545	$(172,317)	$(184,274)	$881,954

Schedule of Changes in Intangible Assets
The following table sets forth the changes in these intangible assets:

(In thousands)	Customer Relationships	Favorable Lease Rates	Development Agreements	Trademarks	Gaming License Rights	Intangible Assets, Net
Balance, January 1, 2015	$51,958	$34,414	$21,373	$126,001	$700,503	$934,249
Additions	—	—	—	—	—	—
Impairments	—	—	—	—	(17,502)	(17,502)
Amortization	(25,652)	(1,041)	—	—	—	(26,693)
Balance, December 31, 2015	26,306	33,373	21,373	126,001	683,001	890,054
Additions	8,480	—	—	24,200	—	32,680
Impairments	—	—	—	(800)	(23,600)	(24,400)
Amortization	(15,324)	(1,042)	—	—	—	(16,366)
Other	—	—	—	(14)	—	(14)
Balance, December 31, 2016	19,462	32,331	21,373	149,387	659,401	881,954
Additions	—	—	—	—	—	—
Purchase price adjustment	920	—	—	(1,800)	—	(880)
Impairments	—	—	—	—	—	—
Amortization	(14,452)	(228)	—	—	—	(14,680)
Other	—	(23,448)	—	—	—	(23,448)
Balance, December 31, 2017	$5,930	$8,655	$21,373	$147,587	$659,401	$842,946

Schedule of Expected Amortization Expense
Future amortization is as follows:

(In thousands)	Customer Relationships	Favorable Lease Rates	Total
For the year ending December 31,
2018	$2,291	$228	$2,519
2019	1,634	228	1,862
2020	1,043	228	1,271
2021	511	228	739
2022	271	228	499
Thereafter	180	7,515	7,695
Total future amortization	$5,930	$8,655	$14,585